Retirement Benefits (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Discount rate for benefit obligation (in percentage)	4.00%	3.40%	3.90%
Discount rate for net benefit costs (in percentage)	3.40%	3.90%	4.30%
Rate of compensation increase for benefit obligation (in percentage)	3.40%	3.40%	3.40%
Rate of compensation increase for net benefit costs (in percentage)	3.40%	3.40%	3.40%
Expected return on plan assets for net benefit costs (in percentage)	7.40%	7.40%	7.40%
Retiree Health Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Line Items] [Line Items]
Discount rate for benefit obligation (in percentage)	4.40%	3.70%	4.30%
Discount rate for net benefit costs (in percentage)	3.70%	4.30%	4.50%
Expected return on plan assets for net benefit costs (in percentage)	8.00%	8.00%	8.00%